CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) after tax	$ 35,189	$ 30,967	$ 126,749	$ 126,089
Items that may be reclassified subsequently to income statement:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	462	(106)	244	(163)
Total	462	(106)	244	(163)
Other comprehensive income/(loss)	462	(106)	244	(163)
Total comprehensive income/(loss) for the period	35,651	30,861	126,993	125,927
Attributable to owners of non-controlling interest	194	156	423	3
Attributable to the owners of parent	$ 35,457	$ 30,705	$ 126,570	$ 125,924